SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2022
Education angels [member]
IfrsStatementLineItems [Line Items]
Total			$ 1,640,000
Education angels [member] | Trade names, trademarks, domain names, and licenses [member]
IfrsStatementLineItems [Line Items]
Total			1,640,000
Property investors network [member]
IfrsStatementLineItems [Line Items]
Total			4,980,000
Property investors network [member] | Trade names, trademarks, domain names, and licenses [member]
IfrsStatementLineItems [Line Items]
Total			4,900,000
Property investors network [member] | Customer relationship [member]
IfrsStatementLineItems [Line Items]
Total			80,000
E square [member]
IfrsStatementLineItems [Line Items]
Total			100,000
E square [member] | Trade names, trademarks, domain names, and licenses [member]
IfrsStatementLineItems [Line Items]
Total			$ 100,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Total	$ 9,760,000	$ 8,884,000
Change	(876,000)
Revealed films [member] | Customer relationship [member]
IfrsStatementLineItems [Line Items]
Total	260,000	8,884,000
Change	(8,624,000)
Revealed films [member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Total	700,000
Change	700,000
Revealed films [member] | Film library [member]
IfrsStatementLineItems [Line Items]
Total	4,600,000
Change	4,600,000
Revealed films [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Total	4,200,000
Change	$ 4,200,000